Stock Compensation Plans	12 Months Ended
Aug. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(12)    Stock Compensation Plans

The Walgreen Co. Stock Purchase/Option Plan (Share Walgreens) provides for the granting of options to purchase common stock over a 10-year period to eligible non-executive employees upon the purchase of Company shares, subject to certain restrictions. Employees may purchase Company shares through cash purchases or loans. The option price is the closing price of a share of common stock on the grant date. Options may be granted under this Plan until September 30, 2012, for an aggregate of 42,000,000 shares of common stock.  At August 31, 2011, there were 13,166,886 shares available for future grants.  The options granted during fiscal 2011, 2010 and 2009 have a three-year vesting period.

The Walgreen Co. Executive Stock Option Plan provides for the granting of options to eligible key employees to purchase common stock over a 10-year period, at a price not less than the fair market value on the date of the grant. Under this Plan, options may be granted until January 13, 2020, for an aggregate of 63,400,000 shares of common stock.  At August 31, 2011, 20,663,973 shares were available for future grants.  The options granted during fiscal 2011, 2010 and 2009 have a three-year vesting period.

The Walgreen Co. Broad Based Employee Stock Option Plan provides for the granting of options to eligible non-executive employees to purchase common stock over a ten-year period, at a price not less than the fair market value on the date of the grant. Under this Plan, on March 11, 2003, substantially all non-executive employees, in conjunction with the opening of the Company's 4,000th store, were granted a stock option to purchase 100 shares. The Plan authorized the grant of an aggregate of 15,000,000 shares of common stock.  At August 31, 2011, 7,833,423 shares were available for future grants.  The options vested and became exercisable on March 11, 2006, and any unexercised options will expire on March 10, 2013, subject to earlier termination if the optionee’s employment ends.

The Walgreen Co. 1982 Employees Stock Purchase Plan permits eligible employees to purchase common stock at 90% of the fair market value at the date of purchase. Employees may make purchases by cash, loans or payroll deductions up to certain limits. The aggregate number of shares that may be purchased under this Plan is 94,000,000.  At August 31, 2011, 18,500,086 shares were available for future purchase.

The Walgreen Co. Long-Term Performance Incentive Plan (amended and restated Restricted Performance Share Plan) was approved by the shareholders on January 10, 2007.  The Plan offers performance-based incentive awards and equity-based awards to key employees.  The awards are subject to restrictions as to continuous employment except in the case of death, normal retirement or total and permanent disability. Restrictions generally lapse over a multiyear period from the date of grant.  The Long-Term Performance Incentive Plan was authorized to grant an aggregate of 10,000,000 shares of common stock.  As of August 31, 2011, 5,682,185 shares were available for future issuance under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.  Compensation expense related to the Plan was $1 million in fiscal 2011.  This compares to $3 million in fiscal 2010 and $6 million in fiscal 2009.

In fiscal 2009, the Company introduced the Restricted Stock Unit and Performance Share Plans under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis based on a three-year cliff vesting schedule for the annual restricted stock units and straight line over a three-year vesting schedule for the performance shares.  The Company recognized $45 million, $18 million and $12 million of expense related to these plans in fiscal years 2011, 2010 and 2009, respectively.

The Walgreen Co. Nonemployee Director Stock Plan provides that each nonemployee director receives an equity grant of shares each year on November 1.  Effective November 1, 2009, the value of the annual stock grant made to directors on each November 1 increased from $120,000 to $155,000.  The number of shares granted is determined by dividing $155,000 by the price of a share of common stock on November 1.  Each nonemployee director may elect to receive this annual share grant in the form of shares or deferred stock units.   Each nonemployee director received a grant of 4,552 shares in fiscal 2011, 4,097 shares in fiscal 2010 and 4,713 shares in fiscal 2009.  New directors in any of the fiscal years were given a prorated amount.  Effective November 1, 2009, the payment of the annual retainer was changed to be paid only in the form of cash, which may still be deferred.  Previously, the annual retainer was paid one-half in cash and one-half in Walgreen Co. common stock.

A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2010	49,107,203	34.75	6.03	$16
Granted	9,015,933	28.93
Exercised	(4,349,340)	33.74
Expired/Forfeited	(4,739,950)	35.44
Outstanding at August 31, 2011	49,033,846	33.70	6.04	193
Vested or expected to vest at August 31, 2011	28,919,936	29.89	7.75	164
Exercisable at August 31, 2011	19,154,555	39.63	3.32	$24

The intrinsic value for options exercised in fiscal 2011, 2010 and 2009 was $33 million, $29 million and $6 million, respectively.  The total fair value of options vested in fiscal 2011, 2010 and 2009 was $58 million, $53 million and $56 million, respectively.

Cash received from the exercise of options in fiscal 2011 was $147 million compared to $134 million in the prior year.  The related tax benefit realized was $14 million in fiscal 2011 compared to $11 million in the prior year.

A summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2010	96,710	$37.53
Granted	-	-
Forfeited	(111)	36.43
Vested	(48,553)	38.92
Nonvested at August 31, 2011	48,046	$36.13

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	1,148,164	$34.40
Granted	1,005,255	33.13
Dividends	37,510	38.16
Forfeited	(191,137)	33.31
Vested	(88,555)	32.76
Outstanding at August 31, 2011	1,911,237	$33.94

A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2010	996,621	$35.02
Granted	840,101	28.30
Forfeited	(17,054)	29.21
Vested	-	-
Outstanding at August 31, 2011	1,819,668	$31.83

The fair value of each option grant was determined using the Black-Scholes option pricing model with weighted-average assumptions used in fiscal 2011, 2010 and 2009:

	2011	2010	2009
Risk-free interest rate (1)	2.12%	3.14%	3.47%
Average life of option (years) (2)	7.2	7.3	6.8
Volatility (3)	28.08%	28.01%	34.00%
Dividend yield (4)	1.94%	1.91%	2.30%
Weighted-average grant-date fair value
Granted at market price	$8.12	$9.80	$9.14

(1)	Represents the U.S. Treasury security rates for the expected term of the option.
(2)	Represents the period of time that options granted are expected to be outstanding. The Company analyzed separate groups of employees with similar exercise behavior to determine the expected term.
(3)	Volatility was based on historical and implied volatility of the Company’s common stock.
(4)	Represents the Company’s cash dividend for the expected term.